Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.4%
ASX Ltd.	18,150	$833,933
BlueScope Steel Ltd.	40,062	588,067
Brambles Ltd.	128,735	1,925,651
CAR Group Ltd.	34,368	787,619
Cochlear Ltd.	6,061	1,059,787
Computershare Ltd.	49,025	1,269,296
CSL Ltd.	44,965	7,175,066
Evolution Mining Ltd.	184,491	1,059,279
Goodman Group	188,574	3,999,694
James Hardie Industries PLC(a)	39,602	911,121
Northern Star Resources Ltd.	125,331	1,704,340
Pro Medicus Ltd.	5,288	958,703
Qantas Airways Ltd.	67,923	464,196
QBE Insurance Group Ltd.	140,047	2,092,044
REA Group Ltd.	4,849	749,002
Reece Ltd.	20,463	206,489
Scentre Group	488,666	1,157,016
Sigma Healthcare Ltd.	428,304	861,251
Sonic Healthcare Ltd.	42,677	734,054
Stockland	218,568	769,762
Suncorp Group Ltd.	101,459	1,351,711
Transurban Group	287,466	2,627,173
Vicinity Ltd.	361,924	574,810
Xero Ltd.(a)	13,487	1,602,100
		35,462,164
Austria — 0.4%
Erste Group Bank AG	28,652	2,307,331
Verbund AG	6,890	538,341
		2,845,672
Belgium — 1.0%
Ageas SA	14,476	945,264
Argenx SE(a)	5,667	3,251,568
D'ieteren Group	1,999	410,491
Elia Group SA/NV, Class B	4,618	490,330
KBC Group NV	21,214	2,097,283
Lotus Bakeries NV	38	393,507
Sofina SA	1,436	416,145
		8,004,588
China — 0.0%
Wharf Holdings Ltd. (The)	97,000	257,553
Denmark — 4.3%
AP Moller - Maersk A/S, Class A	261	466,170
AP Moller - Maersk A/S, Class B, NVS(b)	407	737,340
Demant A/S(a)	8,406	330,135
DSV A/S	18,981	4,469,731
Genmab A/S(a)	5,984	1,262,382
Novo Nordisk A/S, Class B	299,082	21,249,119
Novonesis Novozymes B, Class B	32,766	2,308,702
Pandora A/S	7,590	1,387,401
Rockwool AS, Class B	9,010	427,545
Tryg A/S	31,358	805,667
Vestas Wind Systems A/S	92,845	1,468,367
		34,912,559
Finland — 1.2%
Elisa OYJ	13,177	694,712
Kesko OYJ, Class B	24,992	604,395
Kone OYJ, Class B	31,493	1,965,058
Metso OYJ	56,051	678,331
Nokia OYJ	494,516	2,573,609
Security	Shares	Value
Finland (continued)
Orion OYJ, Class B	9,794	$664,492
Sampo OYJ, Class A	225,620	2,407,855
		9,588,452
France — 10.4%
Accor SA	17,822	946,830
Aeroports de Paris SA	3,316	444,511
Air Liquide SA	53,675	11,121,934
Amundi SA(c)	5,612	458,181
AXA SA	164,225	7,740,836
BioMerieux	4,040	541,746
Bureau Veritas SA	29,295	1,001,078
Capgemini SE	15,079	2,504,065
Covivio SA/France	5,066	303,959
Dassault Systemes SE	62,341	2,337,690
Edenred SE	21,921	684,808
Eiffage SA	6,588	906,152
EssilorLuxottica SA	27,609	7,671,250
Eurazeo SE	3,774	263,922
Eurofins Scientific SE	11,173	745,226
Euronext NV(c)	7,224	1,177,361
Gecina SA	4,467	491,686
Getlink SE	27,683	529,514
Hermes International SCA	2,941	8,109,844
Ipsen SA	3,411	401,611
Kering SA	6,840	1,336,859
Klepierre SA	19,583	766,627
Legrand SA	24,442	2,968,626
Publicis Groupe SA	21,290	2,320,751
Rexel SA	20,716	581,884
Sartorius Stedim Biotech	2,704	595,632
Schneider Electric SE	50,814	12,820,960
Societe Generale SA	66,734	3,623,500
Sodexo SA	8,275	571,490
STMicroelectronics NV	62,118	1,559,452
Teleperformance SE	4,842	489,391
Unibail-Rodamco-Westfield, New	11,162	1,058,606
Vinci SA	45,909	6,559,739
		83,635,721
Germany — 8.5%
Beiersdorf AG	9,242	1,267,681
Brenntag SE	11,265	763,462
Commerzbank AG	82,637	2,517,041
Covestro AG, NVS(a)	16,435	1,128,998
CTS Eventim AG & Co. KGaA	5,825	706,552
Deutsche Boerse AG	17,503	5,638,567
Deutsche Post AG, Registered	89,360	4,009,838
Evonik Industries AG	23,654	512,641
GEA Group AG	13,925	932,649
Hannover Rueck SE	5,585	1,766,013
Henkel AG & Co. KGaA	9,790	718,831
Infineon Technologies AG	121,482	4,723,187
Knorr-Bremse AG	6,823	690,388
LEG Immobilien SE	7,102	603,000
Merck KGaA	12,109	1,586,749
MTU Aero Engines AG	4,969	1,987,447
Nemetschek SE	5,361	745,291
Qiagen NV	20,390	920,386
Rational AG	498	409,471
SAP SE	96,961	29,332,644
Scout24 SE(c)	6,826	930,073
Siemens Healthineers AG(c)	31,420	1,662,979

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Symrise AG, Class A	12,345	$1,476,072
Talanx AG(a)	5,940	770,600
Vonovia SE	68,450	2,242,731
Zalando SE(a)(c)	20,920	747,464
		68,790,755
Hong Kong — 2.8%
AIA Group Ltd.	995,600	8,287,497
BOC Hong Kong Holdings Ltd.	339,000	1,425,669
Futu Holdings Ltd., ADR	5,703	581,307
Hang Seng Bank Ltd.	70,300	981,443
HKT Trust & HKT Ltd., Class SS	349,000	502,660
Hong Kong Exchanges & Clearing Ltd.	111,300	5,567,707
Hongkong Land Holdings Ltd.	102,400	528,967
Link REIT	236,600	1,252,142
MTR Corp. Ltd.	148,500	517,735
Sino Land Co. Ltd.	392,000	395,194
Sun Hung Kai Properties Ltd.	132,000	1,417,900
Swire Pacific Ltd., Class A	33,500	285,368
WH Group Ltd.(c)	779,500	716,951
Wharf Real Estate Investment Co. Ltd.	164,000	408,945
		22,869,485
Ireland — 0.6%
AIB Group PLC	204,472	1,613,228
Bank of Ireland Group PLC	90,974	1,248,966
Kerry Group PLC, Class A	14,692	1,606,049
		4,468,243
Israel — 1.6%
Azrieli Group Ltd.	4,434	339,029
Bank Hapoalim BM	114,783	1,925,642
Bank Leumi Le-Israel BM	137,644	2,221,340
Check Point Software Technologies Ltd.(a)	8,125	1,859,650
CyberArk Software Ltd.(a)	4,379	1,676,194
Israel Discount Bank Ltd., Class A	110,664	942,457
Mizrahi Tefahot Bank Ltd.	14,547	833,732
Monday.com Ltd.(a)	3,770	1,121,537
Nice Ltd.(a)	5,857	991,985
Wix.com Ltd.(a)	4,846	721,812
		12,633,378
Italy — 1.7%
Banca Mediolanum SpA	19,464	323,566
BPER Banca SpA	90,889	807,337
DiaSorin SpA	1,933	200,618
FinecoBank Banca Fineco SpA	56,574	1,223,467
Generali	81,415	2,963,528
Infrastrutture Wireless Italiane SpA(c)	27,098	318,131
Mediobanca Banca di Credito Finanziario SpA	46,225	1,099,631
Moncler SpA	21,360	1,337,159
Nexi SpA(c)	48,793	293,589
Poste Italiane SpA(c)	42,268	917,729
Prysmian SpA	26,108	1,679,059
Telecom Italia SpA/Milano(a)	999,986	427,787
Terna - Rete Elettrica Nazionale	142,671	1,454,825
Unipol Gruppo SpA	33,682	659,215
		13,705,641
Japan — 23.2%
Advantest Corp.	71,200	3,601,025
Aeon Co. Ltd.	61,000	1,875,331
Ajinomoto Co. Inc.	84,900	2,122,489
ANA Holdings Inc.	15,600	308,896
Asahi Kasei Corp.	116,400	817,933
Asics Corp.	61,400	1,479,807
Security	Shares	Value
Japan (continued)
Astellas Pharma Inc.	166,900	$1,648,575
Bandai Namco Holdings Inc.	55,000	1,747,433
Canon Inc.	86,700	2,648,598
Capcom Co. Ltd.	31,900	946,361
Central Japan Railway Co.	71,500	1,561,968
Chiba Bank Ltd. (The)	53,500	486,217
Chugai Pharmaceutical Co. Ltd.	62,600	3,272,823
Concordia Financial Group Ltd.	95,800	614,138
Dai Nippon Printing Co. Ltd.	36,100	532,358
Daifuku Co. Ltd.	29,500	780,740
Dai-ichi Life Holdings Inc.	326,500	2,548,493
Daiichi Sankyo Co. Ltd.	159,600	4,247,577
Daiwa House Industry Co. Ltd.	51,800	1,746,486
Daiwa Securities Group Inc.	123,400	834,723
Dentsu Group Inc.	18,400	397,428
Disco Corp.	8,500	1,904,094
East Japan Railway Co.	84,600	1,773,030
Eisai Co. Ltd.	24,500	701,481
FANUC Corp.	87,000	2,321,964
FUJIFILM Holdings Corp.	103,400	2,334,018
Hankyu Hanshin Holdings Inc.	21,200	570,273
Hoshizaki Corp.	10,600	394,823
Hoya Corp.	32,200	3,801,789
Hulic Co. Ltd.	41,500	420,194
IHI Corp.	13,600	1,309,000
Japan Airlines Co. Ltd.	13,800	279,199
Japan Exchange Group Inc.	92,000	1,007,715
Japan Post Bank Co. Ltd.	168,100	1,812,892
Japan Post Insurance Co. Ltd.	18,200	400,331
Kajima Corp.	39,100	963,227
Kao Corp.	43,300	1,976,705
KDDI Corp.	285,300	4,938,688
Keyence Corp.	18,100	7,576,119
Kikkoman Corp.	63,100	575,676
Kobe Bussan Co. Ltd.	13,600	429,750
Komatsu Ltd.	83,300	2,531,587
Konami Group Corp.	9,200	1,248,830
Kubota Corp.	88,900	1,019,842
Kyocera Corp.	118,500	1,440,795
Kyowa Kirin Co. Ltd.	22,600	369,357
LY Corp.	264,500	953,756
MatsukiyoCocokara & Co.	31,800	641,337
MEIJI Holdings Co. Ltd.	22,500	503,095
Minebea Mitsumi Inc.	33,500	468,117
Mitsubishi Chemical Group Corp.	125,900	670,169
Mitsubishi Estate Co. Ltd.	98,600	1,791,954
Mitsubishi HC Capital Inc.	79,600	584,495
Mitsui Fudosan Co. Ltd.	245,200	2,348,398
MonotaRO Co. Ltd.	23,100	476,522
MS&AD Insurance Group Holdings Inc.	119,100	2,836,778
Murata Manufacturing Co. Ltd.	154,300	2,238,713
NEC Corp.	113,500	2,962,729
Nidec Corp.	77,200	1,498,832
Nippon Building Fund Inc.	701	640,639
Nippon Paint Holdings Co. Ltd.	88,200	664,435
Nippon Sanso Holdings Corp.	16,500	589,680
Nissin Foods Holdings Co. Ltd.	18,900	400,729
Nitori Holdings Co. Ltd.	7,600	757,401
Nitto Denko Corp.	66,300	1,206,015
Nomura Research Institute Ltd.	34,900	1,345,324
NTT Data Group Corp.	59,100	1,628,097
Obayashi Corp.	60,400	911,340

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Omron Corp.	16,200	$418,815
Ono Pharmaceutical Co. Ltd.	34,200	372,379
Oracle Corp./Japan(a)	3,800	445,158
Oriental Land Co. Ltd./Japan	99,700	2,215,414
Otsuka Corp.	20,700	425,490
Otsuka Holdings Co. Ltd.	41,100	2,089,523
Pan Pacific International Holdings Corp.	35,200	1,152,714
Rakuten Group Inc.(a)	138,200	760,638
Recruit Holdings Co. Ltd.	130,700	7,784,516
Renesas Electronics Corp.	156,800	1,904,401
Resona Holdings Inc.	191,500	1,697,282
Ricoh Co. Ltd.	49,300	459,683
Sanrio Co. Ltd.	16,600	730,010
SBI Holdings Inc.	24,900	754,111
SCREEN Holdings Co. Ltd.	7,600	540,717
SCSK Corp.	14,000	424,933
Secom Co. Ltd.	39,400	1,434,717
Sekisui Chemical Co. Ltd.	34,200	594,117
Sekisui House Ltd.	55,100	1,249,510
Shimadzu Corp.	21,600	521,536
Shin-Etsu Chemical Co. Ltd.	167,400	5,345,108
Shionogi & Co. Ltd.	70,100	1,170,497
Shiseido Co. Ltd.	37,300	600,335
SMC Corp.	5,300	1,987,297
SoftBank Corp.	2,664,500	4,094,156
SoftBank Group Corp.	88,500	4,623,094
Sompo Holdings Inc.	82,300	2,490,509
Sumitomo Metal Mining Co. Ltd.	22,500	512,382
Sumitomo Mitsui Financial Group Inc.	342,600	8,801,711
Sumitomo Mitsui Trust Group Inc.	59,300	1,604,640
Sumitomo Realty & Development Co. Ltd.	29,100	1,114,730
Suntory Beverage & Food Ltd.	12,500	405,888
Sysmex Corp.	46,800	785,313
T&D Holdings Inc.	46,100	1,054,658
Taisei Corp.	14,400	802,638
Terumo Corp.	123,800	2,272,572
TIS Inc.	19,800	649,378
Tokio Marine Holdings Inc.	170,700	7,219,296
Tokyo Electron Ltd.	41,600	6,546,382
Tokyo Metro Co. Ltd.	26,800	338,524
Tokyu Corp.	47,600	577,942
Toppan Holdings Inc.	21,900	581,528
Toray Industries Inc.	129,000	889,944
Trend Micro Inc./Japan	11,900	891,218
Unicharm Corp.	102,500	815,338
West Japan Railway Co.	41,100	885,715
Yakult Honsha Co. Ltd.	24,300	492,086
Yamaha Motor Co. Ltd.	83,800	643,033
Zensho Holdings Co. Ltd.	9,300	508,074
ZOZO Inc.	38,500	417,156
		187,536,139
Netherlands — 8.4%
ABN AMRO Bank NV, CVA(c)	42,924	1,109,561
Adyen NV(a)(c)	2,340	4,484,560
Aegon Ltd.	122,106	874,245
AerCap Holdings NV	17,162	1,986,158
Akzo Nobel NV	16,133	1,101,004
ASM International NV	4,349	2,366,926
ASML Holding NV	36,579	26,949,201
ASR Nederland NV	14,046	900,675
BE Semiconductor Industries NV	7,649	924,344
CVC Capital Partners PLC(c)	20,411	379,820
Security	Shares	Value
Netherlands (continued)
DSM-Firmenich AG	17,283	$1,923,926
IMCD NV	5,441	739,537
ING Groep NV	292,361	6,210,376
InPost SA(a)	20,074	329,930
JDE Peet's NV	15,620	429,852
Koninklijke KPN NV	362,865	1,705,998
NN Group NV	24,786	1,559,575
Prosus NV	121,507	6,241,593
Randstad NV	10,312	432,274
Universal Music Group NV	102,091	3,266,652
Wolters Kluwer NV	22,166	3,930,688
		67,846,895
New Zealand — 0.3%
Auckland International Airport Ltd.	148,423	669,611
Fisher & Paykel Healthcare Corp. Ltd.	53,621	1,166,927
Infratil Ltd.	84,105	529,243
Meridian Energy Ltd.	138,797	454,435
		2,820,216
Norway — 0.7%
DNB Bank ASA	83,286	2,227,551
Gjensidige Forsikring ASA	18,932	479,317
Mowi ASA	43,174	806,168
Orkla ASA	64,336	729,505
Salmar ASA	6,162	274,674
Telenor ASA	57,027	875,595
Yara International ASA	15,523	556,907
		5,949,717
Portugal — 0.1%
EDP Renovaveis SA	33,165	334,749
Jeronimo Martins SGPS SA	26,719	673,485
		1,008,234
Singapore — 2.3%
CapitaLand Ascendas REIT	347,699	713,553
CapitaLand Integrated Commercial Trust	558,739	905,029
CapitaLand Investment Ltd./Singapore	228,600	445,774
DBS Group Holdings Ltd.	197,820	6,825,281
Grab Holdings Ltd., Class A(a)	219,326	1,068,118
Oversea-Chinese Banking Corp. Ltd.	312,800	3,928,811
Singapore Airlines Ltd.	135,400	747,077
Singapore Exchange Ltd.	80,600	875,363
United Overseas Bank Ltd.	116,200	3,191,983
		18,700,989
Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	17,307	1,136,831
Aena SME SA(c)	7,187	1,933,556
Amadeus IT Group SA	42,461	3,531,486
Banco de Sabadell SA	513,501	1,634,719
Bankinter SA	63,870	821,730
CaixaBank SA	369,127	3,131,166
Cellnex Telecom SA(c)	47,385	1,816,755
Ferrovial SE	48,322	2,461,752
Grifols SA(a)	23,235	250,043
Redeia Corp. SA	7,817	161,715
		16,879,753
Sweden — 5.4%
AddTech AB, Class B	24,119	828,892
Assa Abloy AB, Class B	92,401	2,932,862
Atlas Copco AB, Class A	248,401	3,990,024
Atlas Copco AB, Class B	143,693	2,045,581
Beijer Ref AB, Class B	34,795	513,107

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Boliden AB(a)	26,300	$822,224
Epiroc AB, Class A	61,102	1,365,622
Epiroc AB, Class B	36,726	717,983
EQT AB	34,283	1,004,544
Essity AB, Class B	56,594	1,655,614
Fastighets AB Balder, Class B(a)	68,066	477,243
Hexagon AB, Class B	193,137	1,947,104
Holmen AB, Class B	6,739	278,239
Industrivarden AB, Class A	11,575	419,630
Industrivarden AB, Class C	13,868	501,242
Indutrade AB	25,362	687,270
Investment AB Latour, Class B	13,805	364,072
Investor AB, Class B	161,285	4,749,502
Lifco AB, Class B	21,400	871,458
Nibe Industrier AB, Class B	136,258	558,691
Nordea Bank Abp	291,881	4,231,718
Sagax AB, Class B	19,475	426,498
Sandvik AB	98,456	2,149,063
Securitas AB, Class B	44,420	656,909
Skandinaviska Enskilda Banken AB, Class A	146,875	2,450,640
Skanska AB, Class B	31,816	756,913
SKF AB, Class B	30,817	677,861
Svenska Cellulosa AB SCA, Class B	56,502	763,800
Svenska Handelsbanken AB, Class A	134,538	1,797,526
Swedish Orphan Biovitrum AB(a)	18,467	564,493
Tele2 AB, Class B	51,380	768,757
Telia Co. AB	225,040	870,235
Trelleborg AB, Class B	18,939	693,082
		43,538,399
Switzerland — 10.9%
ABB Ltd., Registered	146,267	8,285,683
Alcon AG	46,469	4,001,766
Baloise Holding AG, Registered	3,775	895,895
Banque Cantonale Vaudoise, Registered	2,928	339,230
Galderma Group AG	9,938	1,305,688
Geberit AG, Registered	3,082	2,302,040
Givaudan SA, Registered	859	4,319,986
Helvetia Holding AG, Registered	3,484	825,844
Julius Baer Group Ltd.	18,827	1,241,694
Kuehne + Nagel International AG, Registered	4,467	1,005,149
Logitech International SA, Registered	13,977	1,164,643
Lonza Group AG, Registered	6,718	4,661,656
Novartis AG, Registered	176,670	20,392,855
Partners Group Holding AG	2,102	2,821,659
Sandoz Group AG	38,880	1,977,971
Schindler Holding AG, Participation Certificates, NVS	3,924	1,398,288
Schindler Holding AG, Registered	2,026	696,741
SGS SA	14,992	1,565,813
SIG Group AG	28,724	587,324
Sika AG, Registered	14,206	3,812,492
Sonova Holding AG, Registered	4,722	1,483,193
Straumann Holding AG	10,230	1,315,866
Swatch Group AG (The), Bearer	2,670	450,446
Swiss Life Holding AG, Registered	2,681	2,677,618
Swiss Prime Site AG, Registered	7,463	1,061,334
Swiss Re AG	27,958	4,940,003
Swisscom AG, Registered	2,404	1,653,586
VAT Group AG(c)	2,494	951,489
Zurich Insurance Group AG	13,590	9,532,536
		87,668,488
Security	Shares	Value
United Kingdom — 7.4%
3i Group PLC	90,314	$4,960,508
Admiral Group PLC	24,295	1,097,430
Antofagasta PLC	36,411	869,239
Ashtead Group PLC	40,462	2,369,272
Associated British Foods PLC	30,091	845,920
Auto Trader Group PLC(c)	83,689	896,275
Aviva PLC	245,568	2,023,334
Barratt Redrow PLC	128,260	797,199
Bunzl PLC	30,861	989,127
Coca-Cola HBC AG, Class DI	20,002	1,042,355
Compass Group PLC	156,334	5,497,144
Croda International PLC	11,852	490,560
Halma PLC	35,129	1,377,199
Informa PLC	122,437	1,298,211
InterContinental Hotels Group PLC	14,042	1,609,045
Intertek Group PLC	14,896	961,813
JD Sports Fashion PLC	233,989	265,374
Kingfisher PLC	165,882	620,964
Land Securities Group PLC	69,348	592,172
Legal & General Group PLC	544,799	1,827,882
London Stock Exchange Group PLC	44,184	6,722,892
M&G PLC	207,153	661,824
Mondi PLC, NVS	41,261	671,150
Pearson PLC	54,633	858,054
Phoenix Group Holdings PLC	62,114	531,508
Prudential PLC	244,014	2,775,353
RELX PLC	171,456	9,226,760
Rentokil Initial PLC	233,777	1,109,765
Sage Group PLC (The)	92,431	1,520,143
Schroders PLC	75,383	361,451
Segro PLC	118,582	1,115,170
Smiths Group PLC	31,047	902,462
Spirax Group PLC	6,626	511,278
Whitbread PLC	15,835	618,632
Wise PLC, Class A(a)	61,947	919,076
WPP PLC	98,490	795,409
		59,731,950
United States — 1.2%
Spotify Technology SA(a)	14,222	9,459,621
Total Common Stocks — 98.9% (Cost: $701,773,894)		798,314,612
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	15,741	1,261,248
Sartorius AG, Preference Shares, NVS	2,470	592,497
		1,853,745
Total Preferred Stocks — 0.2% (Cost: $2,310,908)		1,853,745
Total Long-Term Investments — 99.1% (Cost: $704,084,802)		800,168,357
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	890,840	891,197

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	190,000	$190,000
Total Short-Term Securities — 0.2% (Cost: $1,081,197)		1,081,197
Total Investments — 99.3% (Cost: $705,165,999)		801,249,554
Other Assets Less Liabilities — 0.7%		5,992,385
Net Assets — 100.0%		$807,241,939

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,907,408	$—	$(1,016,379)(a)	$368	$(200)	$891,197	890,840	$10,996 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	190,000 (a)	—	—	—	190,000	190,000	7,593	—
				$368	$(200)	$1,081,197		$18,589	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	122	06/12/25	$2,356	$90,076
Euro STOXX 50 Index	72	06/20/25	4,390	202,619
				$292,695
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Advanced MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,353,347	$776,961,265	$—	$798,314,612
Preferred Stocks	—	1,853,745	—	1,853,745
Short-Term Securities
Money Market Funds	1,081,197	—	—	1,081,197
	$22,434,544	$778,815,010	$—	$801,249,554
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$292,695	$—	$292,695

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust